Significant Accounting Policies (Details) - Schedule of basic and diluted loss per ordinary share - USD ($)		3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Numerator: Net (loss) income allocable to Class A ordinary shares subject to possible redemption
Net (loss) income	$ (7,948)	$ (259,121)		$ 9,245,674	$ 9,661,765	$ 4,344,114	$ (1,035,380)
Less: Allocation of (loss) income to Class B ordinary shares		(51,824)		1,849,135	1,932,353	1,126,085	(232,904)
Proportionate share of net (loss) income		(207,297)		7,396,539	7,729,412	3,218,029
Numerator: Net (loss) income allocable to Class B ordinary shares
Net income/ loss	(7,948)	(259,121)		9,245,674	9,661,765	4,344,114	(1,035,380)
Less: Allocation of net (loss) income to Class A ordinary shares subject to possible redemption	$ (7,948)	(207,297)		7,396,539	7,729,412	3,218,029	$ (802,476)
Net (loss) income		(259,121)		9,245,674	9,661,765	4,344,114
Proportionate share of net (loss) income		$ (51,824)		$ 1,849,135	$ 1,932,353	$ 1,126,085
Basic and diluted weighted average shares outstanding							8,449,315
Basic and diluted net (loss) income per share	$ 0						$ (0.03)
Common Class A [Member]
Numerator: Net (loss) income allocable to Class A ordinary shares subject to possible redemption
Proportionate share of net (loss) income	$ (7,948)						$ (802,476)
Denominator: Weighted average ordinary shares
Weighted average shares outstanding, basic	0	34,500,000	34,500,000	34,500,000	34,500,000	23,635,359	29,112,329
Weighted average shares outstanding, diluted	0	34,500,000		34,500,000	34,500,000	23,635,359	29,112,329
Net (loss) income per share, basic	$ 0	$ (0.01)		$ 0.21	$ 0.22	$ 0.14	$ (0.03)
Net (loss) income per share, diluted	$ 0	$ (0.01)		$ 0.21	$ 0.22	$ 0.14	$ (0.03)
Common Class B [Member]
Numerator: Net (loss) income allocable to Class B ordinary shares
Proportionate share of net (loss) income							$ (232,904)
Denominator: Weighted average ordinary shares
Weighted average shares outstanding, basic	0	8,625,000		8,625,000	8,625,000	8,270,718	8,449,315
Weighted average shares outstanding, diluted	0	8,625,000		8,625,000	8,625,000	8,270,718	8,449,315
Net (loss) income per share, basic	$ 0	$ (0.01)		$ 0.21	$ 0.22	$ 0.14	$ (0.03)
Net (loss) income per share, diluted	$ 0	$ (0.01)		$ 0.21	$ 0.22	$ 0.14	$ (0.03)